Expense Example {- Fidelity Advisor Freedom® 2025 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2025 Fund	Jul. 13, 2021 USD ($)
Class A
Expense Example:
1 year	$ 660
3 years	837
5 years	1,025
10 years	1,550
Class M
Expense Example:
1 year	461
3 years	694
5 years	941
10 years	1,630
Class C
Expense Example:
1 year	266
3 years	511
5 years	877
10 years	1,887
Class I
Expense Example:
1 year	64
3 years	199
5 years	341
10 years	735
Class Z
Expense Example:
1 year	56
3 years	173
5 years	298
10 years	$ 645